Warrant Liability (Details) - Schedule of the Warrant Liability	9 Months Ended
Sep. 30, 2023 USD ($)
Condensed Financial Statements, Captions [Line Items]
Balance-beginning of period	$ 2,734,804
Exercise of warrants	(1,915,534)
Warrants issued	2,875,580
Transfer to equity	(3,975,046)
Change in fair value	294,119
Balance-Ending of period	13,923
Warrants Nov 3, 2021 [Member]
Condensed Financial Statements, Captions [Line Items]
Balance-beginning of period	197,733
Exercise of warrants	(197,733)
Warrants issued
Transfer to equity
Change in fair value
Balance-Ending of period
Warrants Jan 11, 2022 [Member]
Condensed Financial Statements, Captions [Line Items]
Balance-beginning of period	501,330
Exercise of warrants
Warrants issued
Transfer to equity
Change in fair value	(487,407)
Balance-Ending of period	13,923
October 12, 2022 [Member]
Condensed Financial Statements, Captions [Line Items]
Balance-beginning of period	2,035,741
Exercise of warrants	(1,717,801)
Warrants issued
Transfer to equity	(564,946)
Change in fair value	247,006
Balance-Ending of period
January 19, 2023 [Member]
Condensed Financial Statements, Captions [Line Items]
Balance-beginning of period
Exercise of warrants
Warrants issued	2,875,580
Transfer to equity	(3,410,100)
Change in fair value	534,520
Balance-Ending of period